Eaton Vance
California Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Other — 1.3%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,095,869
Total Corporate Bonds (identified cost $1,055,533)		$ 1,095,869

Tax-Exempt Municipal Obligations — 129.2%
Security	Principal Amount (000's omitted)	Value
Education — 12.9%
California State University, 5.00%, 11/1/41(2)	$6,275	$ 6,520,039
University of California, 5.00%, 5/15/46(2)	4,075	4,208,252
		$ 10,728,291
Electric Utilities — 9.0%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$ 4,218,560
Sacramento Municipal Utility District, CA, Sustainablility Bonds, 5.00%, 8/15/50(2)	3,000	3,265,410
		$ 7,483,970
General Obligations — 36.4%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$1,000	$ 1,013,210
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,000	1,126,920
Brentwood Union School District, CA, (Election of 2016), 5.25%, 8/1/47	1,350	1,516,711
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	908,738
California:
4.85%, 12/1/46	1,500	1,599,765
5.00%, 9/1/52(2)	3,500	3,896,340
5.25%, 9/1/53(2)	5,000	5,712,300
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,000	1,190,770
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	2,000	2,001,260
Pasadena Area Community College District, CA, 4.00%, 8/1/52	1,250	1,256,112
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,665	1,673,442
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Diego Unified School District, CA, (Election of 2022), Sustainablility Bonds, 5.00%, 7/1/48(2)	$3,500	$ 3,951,710
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	1,500	1,531,290
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	1,000	1,003,200
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	1,900	1,920,444
		$ 30,302,212
Hospital — 16.6%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$2,685	$ 2,651,787
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	635	635,394
5.00%, 11/15/35	910	910,555
California Health Facilities Financing Authority, (Kaiser Permanente):
4.00%, 11/1/44(2)	6,000	5,961,240
4.00%, 11/1/44	1,500	1,490,310
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	1,250	1,224,787
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	1,002,130
		$ 13,876,203
Housing — 3.6%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 275,155
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	475	412,832
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	1,075	754,381
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,587,390
		$ 3,029,758
Insured - Escrowed/Prerefunded — 5.8%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$ 4,855,442
		$ 4,855,442
Insured - General Obligations — 11.2%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$1,125	$ 1,127,205

Eaton Vance
California Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$500	$ 388,450
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	250	191,133
Duarte Unified School District, CA, (Election of 2020), (AGM), 4.25%, 8/1/48	1,000	1,032,170
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	250	192,115
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	1,000	1,172,630
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	500	503,040
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	250	254,692
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,502,266
		$ 9,363,701
Insured - Hospital — 0.1%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$40	$ 43,793
		$ 43,793
Insured - Transportation — 6.8%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/52	$6,000	$ 1,575,180
(AMBAC), 0.00%, 10/1/29	5,000	4,112,650
		$ 5,687,830
Insured - Water and Sewer — 0.9%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.25%, 12/1/52	$750	$ 760,890
		$ 760,890
Other Revenue — 0.6%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$500	$ 524,665
		$ 524,665
Senior Living/Life Care — 2.5%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/48	$1,000	$ 1,075,050
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	750	698,880
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	$35	$ 33,853
Green Bonds, 5.00%, 11/15/46(1)	350	305,708
		$ 2,113,491
Special Tax Revenue — 2.4%
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/24	$240	$ 240,329
5.00%, 9/1/25	335	335,499
5.00%, 9/1/26	240	240,312
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,140	1,148,539
		$ 1,964,679
Transportation — 16.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.125%, 4/1/54	$1,000	$ 1,001,480
(LOC: Barclays Bank PLC), 3.45%, 4/1/55(3)	1,200	1,200,000
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	3,000	2,999,790
Los Angeles Department of Airports, CA, (AMT), 5.00%, 5/15/43(2)	5,000	5,223,650
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	1,250	1,321,025
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/45	750	780,150
(AMT), 5.75%, 5/1/48	1,000	1,125,300
		$ 13,651,395
Water and Sewer — 4.0%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(2)(4)	$3,000	$ 3,346,230
		$ 3,346,230
Total Tax-Exempt Municipal Obligations (identified cost $105,620,277)		$107,732,550

Eaton Vance
California Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 10.4%
Security	Principal Amount (000's omitted)	Value
Education — 3.7%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$3,000	$ 2,605,080
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	605	519,126
		$ 3,124,206
Hospital — 5.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,487,950
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,014,400
		$ 4,502,350
Insured - Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/45	$4,000	$ 1,070,880
		$ 1,070,880
Total Taxable Municipal Obligations (identified cost $9,598,199)		$ 8,697,436

Trust Units — 1.0%
Security	Notional Amount (000's omitted)	Value
Transportation — 1.0%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$822	$ 806,393
Total Trust Units (identified cost $817,039)		$ 806,393
Total Investments — 141.9% (identified cost $117,091,048)		$118,332,248
Other Assets, Less Liabilities — (41.9)%		$(34,965,816)
Net Assets — 100.0%		$ 83,366,432

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $3,121,769 or 3.7% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(4)	When-issued security.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2024, 18.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 11.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit

Eaton Vance
California Municipal Income Trust
February 29, 2024
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at February 29, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 29, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,095,869	$ —	$ 1,095,869
Tax-Exempt Municipal Obligations	—	107,732,550	—	107,732,550
Taxable Municipal Obligations	—	8,697,436	—	8,697,436
Trust Units	—	806,393	—	806,393
Total Investments	$ —	$118,332,248	$ —	$118,332,248
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.
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